Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities:
Net loss for the period	$ (5,004)	$ (11,924)
Adjustments for non-cash items	(3,427)	717
Interest received	95	98
Interest paid	(29)	(34)
Cash flow from operating activities before changes in working capital	(8,365)	(11,143)
Changes in net working capital	(620)	(151)
Net cash used in operating activities	(8,985)	(11,294)
Investing activities:
Purchase of property and equipment	0	(23)
Payment of non-current financial assets – leasehold deposits	(3)	(6)
Net cash used in investing activities	(3)	(29)
Financing activities:
Proceeds from issuance of shares and exercise of warrants	14,182	5,973
Transaction costs	(2,310)	(176)
Repayment of borrowings	(313)	(297)
Leasing installments	(165)	(163)
Net cash provided by financing activities	11,394	5,337
Net increase/ (decrease) in cash and cash equivalents	2,406	(5,986)
Cash and cash equivalents at January 1	5,583	13,184
Exchange rate adjustments on cash and cash equivalents	4	(80)
Cash and cash equivalents at June 30	7,993	7,118
Supplemental disclosure of cash flow information
Acquisition of property and equipment through loan from lessor	$ 0	$ 65